Business Combination - Additional Information (Detail) - Beijing Zhixunyilong Software Co., Ltd. ¥ in Millions	1 Months Ended
May 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Acquisition date	May 31, 2017
Business acquisition equity interests acquired, purchase price	¥ 2.5
Business acquisition equity interests acquired Agreement term	3 years
Customer Relation
Business Acquisition [Line Items]
Customer relationship, estimated useful life	10 years
Contingent Consideration Continuation Of Employment Compensation Arrangement
Business Acquisition [Line Items]
Business acquisition equity interests acquired, purchase price	¥ 7.5